CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current Assets:
Accounts receivable, trade allowance for doubtful accounts	$ 14,018	$ 11,677
Prepayment to affiliate included in other assets	109,652	88,151
Property, plant and equipment, accumulated depreciation	2,181,306	1,039,297
Amortizable intangible assets, accumulated amortization	$ 1,648,424	$ 666,766
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		1,000
Common stock, shares issued (in shares)		100
Common stock, shares outstanding (in shares)		100
Common Class A
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	4,000,000,000
Common stock, shares issued (in shares)	246,982,292
Common stock, shares outstanding (in shares)	246,982,292
Common Class B
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000
Common stock, shares issued (in shares)	490,086,674
Common stock, shares outstanding (in shares)	490,086,674
Common Class C
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	4,000,000,000
Common stock, shares issued (in shares)	0
Common stock, shares outstanding (in shares)	0
Customer relationships
Current Assets:
Amortizable intangible assets, accumulated amortization	$ 1,207,217	$ 580,276
Trade names
Current Assets:
Amortizable intangible assets, accumulated amortization	432,402	83,397
Amortizable intangible assets
Current Assets:
Amortizable intangible assets, accumulated amortization	8,805	$ 3,093
Affiliates
Current Assets:
Prepayment to affiliate included in other assets	$ 11,296